Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2021	2020
	(US$ millions)
Gross trade receivables	722	649
Less: provisions for expected credit losses	(316)	(298)
Trade receivables, net	405	351

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2021:
Telecom operators	18	3	4	25
Own customers	210	59	34	303
Others	58	12	8	77
Total	286	74	46	405
2020:
Telecom operators	15	7	3	25
Own customers	167	65	34	266
Others	34	19	8	60
Total	216	90	45	351

Inventories	Inventories

	2021	2020
	(US$ millions)
Telephone and equipment	43	23
SIM cards	5	4
IRUs	—	—
Other	15	10
Inventory at December 31,	63	37

Provisions and other liabilities
Current

	2021	2020
	(US$ millions)
Deferred revenue	110	78
Customer deposits	15	14
Current legal provisions	24	22
Tax payables	88	72
Customer and MFS distributor cash balances	194	186
Withholding tax on payments to third parties	11	6
Other current liabilities(i)	105	133
Total	546	511
(i) Includes $25 million (2020: $44 million) of tax risk liabilities not related to income tax.
Non-current

	2021	2020
	(US$ millions)
Non-current legal provisions	22	30
Long-term portion of asset retirement obligations	177	107
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	46	57
Long-term employment obligations	56	67
Other non-current liabilities	63	67
Total	364	328

Contract assets
Contract assets, net

	2021	2020
	(US$ millions)
Long-term portion	18	6
Short-term portion	54	28
Less: provisions for expected credit losses	(4)	(2)
Total	69	31
Contract costs, net (i)

	2021	2020
	(US$ millions)
Net at January 1	5	5
Change in scope	2	—
Contract costs capitalized	2	1
Amortization of contract costs	(1)	(1)
Net at December 31	8	5
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract liabilities	Contract liabilities

	2021	2020
	(US$ millions)
Long-term portion	2	2
Short-term portion	95	89
Total	97	90